Share-Based Payments (Summary Of Restricted Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
NON-VESTED, Beginning of year, shares	604
Granted (shares)	395
Vested, shares	(206)
Forfeited, shares	(107)
NON-VESTED, end of period, shares	686
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
NON-VESTED, Beginning of year, weighted average grant date fair value	$ 48.95
Per share weighted average grant date fair value of restricted stock granted	$ 53.69
Vested, weighted average grant date fair value	$ 46.28
Forfeited, weighted average grant date fair value	$ 50.16
NON-VESTED, end of period, weighted average grant date fair value	$ 52.30